Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Prospectus Date	rr_ProspectusDate	Jun. 14, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 14, 2019
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

1.	In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is restated to read 2.25%.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12
PGIM Short Duration Muni High Income Fund
Prudential Investment Portfolios 14
PGIM Floating Rate Income Fund
Prudential Investment Portfolios, Inc. 15
PGIM Short Duration High Yield Income Fund
Prudential Investment Portfolios, Inc. 17
PGIM Short Duration Multi-Sector Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM Short Duration Muni High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 14, 2019
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

1.	In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is restated to read 2.25%.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 12
PGIM Short Duration Muni High Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14 | PGIM Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 14, 2019
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

1.	In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is restated to read 2.25%.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios 14
PGIM Floating Rate Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15 | PGIM Short Duration High Yield Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 14, 2019
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

1.	In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is restated to read 2.25%.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 15
PGIM Short Duration High Yield Income Fund

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17 | PGIM Short Duration Multi-Sector Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated June 14, 2019
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.

1.	In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is restated to read 2.25%.

PGIM INVESTMENTS FUNDS

Prudential Investment Portfolios, Inc. 17
PGIM Short Duration Multi-Sector Bond Fund